SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

The following table sets forth the schedule of anti-dilutive securities excluded from the computation of diluted income (loss) per share:

	Three months ended
	September 30,	September 30,
	2012	2011
Stock options	866,667	766,667
Stock warrants	160,395,482	87,884,712
Convertible debt	20,509,511	-

For the years ended June 30, 2012 and 2011, the following convertible debt, stock options and warrants to purchase shares of common stock were excluded from the computation of diluted net loss per share, as the inclusion of such shares would be anti-dilutive:

	Years Ended
	June 30, 2012	June 30, 2011
Stock options	533,333	433,333
Stock warrants	89,284,712	54,200,565
Convertible debt	14,859,842	3,750,000
	104,677,887	58,383,898

Schedule Of Historical and Average Foreign Currency Exchange Rate Translation

	Average Rate		Historical Rate
	Three months ended September 30, 2012	Three months ended September 30, 2011	September 30, 2012	June 30, 2012
Peruvian Nuevo Sol	$0.37480	$0.36070	$0.37480	$0.37509
Chilean Peso	$0.00210	$0.00210	$0.00211	$0.00200